Intangible Assets	2 Months Ended
Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Intangible Assets

5 INTANGIBLE ASSETS

Intangible assets consist primarily of the customer lists and related contracts of KSIX and BMG and were recorded at their fair value of $1,143,162 upon their acquisition on December 23, 2014. The Company has determined a useful life of existing contracts of three years and is amortizing the existing cost over that period, beginning January 1, 2015.

Cost	$1,143,162
Accumulated amortization	(8,352)
Balance	$1,134,810

Amortization expense	$8,352